Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash		$ 24,529	$ 52,909
Restricted cash		294	1,000
Short-term investments		5,505	1,497
Accounts receivable, net		55,127	50,643
Inventories		13,323	14,550
Prepaid expenses and other current assets		17,591	6,507
Total current assets		116,369	127,106
Non-current assets:
Property, plant and equipment, net		8,312	7,859
Right-of-use assets, net		8,278	8,560
Long-term investments		9,102	10,545
Other non-current assets		45	75
Total non-current assets		25,737	27,039
TOTAL ASSETS		142,106	154,145
Current liabilities:
Short-term bank borrowings		24,002	21,874
Current portion of a long-term bank borrowing		147	143
Accounts payable		19,338	27,234
Bank acceptance notes payable		14,764	15,067
Accrued expenses and other current liabilities		5,938	11,678
Operating lease liabilities – current		2,227	2,033
Taxes payable		2,827	2,630
Total current liabilities		69,246	80,714
Non-current liabilities:
Operating lease liabilities – non-current		6,490	6,943
Deferred tax liabilities, net		266	248
Long-term bank borrowings		8,514	8,336
Total non–current liabilities		15,270	15,527
TOTAL LIABILITIES		84,516	96,241
Commitments and Contingencies
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	[1]
Additional paid-in capital		26,050	26,050
Statutory reserve		3,193	3,193
Retained earnings		23,846	24,886
Accumulated other comprehensive income		4,499	3,773
Total shareholders’ equity		57,590	57,904
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		142,106	154,145
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1	1
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1	1
Related party
Current liabilities:
Amounts due to a related party – current		$ 3	$ 55

[1]	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.